Income Taxes (Disclosure of information about non-capital loss carry forwards) (Details) - CAD ($)	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 57,492,282	$ 17,838,960
2043 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	10,804,687
2042 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,534,759
2041 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,645,093
2040 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	2,620,179
2039 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	285,245
2038 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	52,151
2037 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	44,719
2036 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	72
2035 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	7,865
2034 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	11,861,375
2033 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 18,636,136